COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 19 – COMMITMENTS AND CONTINGENCIES

Lease commitments

The Company entered into a commercial operating lease for the use of an office located in Taiwan with the terms expiring in 2029. The Company’s minimum lease payment commitments under the operating leases as of December 31, 2025 is set forth in the “Note 11 - Leases”.

Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

As disclosed in Note 18, the Company was in default on the DNAP loan as of the issuance date. The potential consequences, including possible acceleration of the entire outstanding balance, are being evaluated. No loss has been accrued as the outcome is not probable or reasonably estimable.